Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	SharpLink is committed to ensuring that stock option awards granted pursuant to our equity incentive plans are granted in a manner that is fair, transparent and compliant with securities laws. With that aim, the Board of Directors effected the Company’s Option Grant Policy (the “OG Policy”) on March 19, 2025, providing for awards of stock options to be appropriately timed to prevent the appearance of impropriety and to avoid granting options while in possession in MNPI. The OG Policy is designed to help ensure that SharpLink responsibly manages the timing of stock option awards in relation to MNPI, fostering a culture of compliance and transparency. By adhering to these procedures, the Company protects its reputation, aligns with regulatory requirements and upholds the interests of our stockholders.The Company shall conduct regular assessments of potential MNPI through quarterly reviews conducted by the CFO. In addition, employees of the Company, will be subject to Regulation FD training as part of their formal onboarding process, which includes training on identifying MNPI and understanding its implications.

In addition, the CFO will implement blackout periods in collaboration with the CEO and Board of Directors during which no option awards can be granted. These blackout periods will generally cover the following:

●	Two weeks before the end of each fiscal quarter until the public earnings announcement; and

●	Any time the Company possesses MNPI, which may include pending mergers, acquisitions or significant financial results.

Option awards shall be granted by the Board of Directors on pre-established dates that occur outside of blackout periods. These dates must be documented and communicated in advance to relevant stakeholders; and all option grants must be approved by the Compensation Committee and documented in the minutes of the meeting.

Once option awards are granted, the Company will promptly disclose these awards in compliance with SEC regulations, typically within four business days. In the event of stock option grants to officers and directors, the Company will ensure that applicable Form 4s are filed for the applicable officers and directors with the SEC to report changes in their respective ownership within two business days of the grants.

The CFO will monitor compliance with the OG Policy, reviewing option grant timing and disclosures regularly to ensure adherence to established procedures. In addition, the Compensation Committee will conduct periodic audits of stock option grants and related disclosures to identify any issues or areas for improvement. These audits will assess whether the procedures are being followed and if the timing of option awards aligns with SharpLink’s policies regarding MNPI. Any suspected violations of the OG Policy must be reported immediately to the CFO, who will be responsible for investigating reported violations and take appropriate action, which may include disciplinary measures against individuals who fail to comply.

All records related to option grants, approvals and disclosures must be maintained for a minimum of seven years. This includes minutes from the Compensation Committee, assessments of MNPI and any communications regarding option awards. Records will be accessible to relevant stakeholders, including the Board of Directors and external auditors, to ensure transparency and accountability.

Employees will be informed of any updates to the OG Policy and its procedures, ensuring that everyone involved in the option awarding process is aware of their responsibilities and the importance of compliance.

The OG Policy will be reviewed annually by the CFO in conjunction with the Compensation Committee to ensure its effectiveness and relevance. Any amendments to the OG Policy will be made in response to changes in regulations, best practices or company operations and will be communicated to all relevant stakeholders.
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false